Cover	Jul. 13, 2026
Cover [Abstract]
Document Type	8-K12B
Amendment Flag	false
Document Period End Date	Jul. 13, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-36053
Entity Registrant Name	Expro Ltd
Entity Central Index Key	0002126198
Entity Tax Identification Number	98-1929155
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1311 Broadfield Blvd, Suite 400
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77084
City Area Code	713
Local Phone Number	463-9776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	XPRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false